SUPPLEMENTAL FINANCIAL INFORMATION - Inventories (Details) - USD ($) $ in Millions	Dec. 28, 2019	Dec. 29, 2018
Inventories
Raw materials	$ 231.6	$ 236.2
Work-in-progress	201.0	196.7
Finished goods	230.4	218.5
Inventories, net	$ 663.0	$ 651.4